UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2011 - 06/30/2012

Credit Suisse Opportunity Funds

================= Credit Suisse Floating Rate High Income Fund =================

SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103

Meeting Date: MAY 23, 2012   Meeting Type: Annual

Record Date:  MAR 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Edward J. Bayone         For       For          Management

1.2   Elect Director Robert C. Blattberg      For       For          Management

1.3   Elect Director Charles B. Carden        For       For          Management

1.4   Elect Director Thomas D. Gardner        For       For          Management

1.5   Elect Director David E. Hawthorne       For       For          Management

1.6   Elect Director Peter J. McDonald        For       For          Management

1.7   Elect Director Thomas S. Rogers         For       For          Management

1.8   Elect Director John Slater              For       For          Management

1.9   Elect Director Douglas D. Wheat         For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

================== Credit Suisse Fund Liquid Alternative Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 13, 2012